BALANCE SHEETS (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
ASSETS
Cash	$ 40	$ 232	$ 1,096,538
Prepaid expenses	55,111	25,798	37,474
Other current assets	33,182	8,182	2,221
Deferred expenses - current	1,323,511	860,293	0
Total Current Assets	1,411,844	894,505	1,614,021
Deferred expenses - long term	289,834	342,007	1,380,103
Property and equipment (net of accumulated depreciation)	61,442	78,068	0
Intangible assets (net of accumulated amortization)	2,499,791	2,413,755	2,256,852
Deferred financing cost (net of accumulated amortization)	62,034	49,024	65,848
Other assets	38,438	38,438	38,438
TOTAL ASSETS	4,363,383	3,815,797	5,355,262
Other Current Receivable		0	477,788
LIABILITIES AND SHAREHOLDERS' DEFICIENCY
Accounts payable	5,541,431	5,155,797	2,420,260
Accrued expenses	1,242,464	1,367,412	2,976,334
Short term convertible notes and fair value of embedded derivative	2,037,962	2,089,099	5,091,298
Notes payable - former officer	427,606	477,274	408,069
Notes payable - other	0	250,000	0
Total Current Liabilities	9,249,463	9,339,582	10,895,961
Deferred rent	0	4,803	62,441
Long-term convertible note	1,104,680	0	570,802
Common stock warrant liability	736,059	434,136	6,391,071
Total Liabilities	11,090,202	9,778,521	17,920,275
Commitments and Contingencies
Shareholders' Deficiency:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; Series B Preferred Stock; issued and outstanding 740 at July 31, 2013 and at October 31, 2012. Liquidation preference of $10,277,570	0	0
Common stock - $0.001 par value; authorized 25,000,000 shares, issued and outstanding 4,898,248 at July 31, 2013 and 3,158,433 at October 31, 2012.	4,898	3,158	2,001
Additional paid-in capital	64,083,331	52,119,567	33,248,236
Promissory note receivable	(10,633,584)	(10,484,022)	(10,283,510)
Deficit accumulated during the development stage	(60,181,464)	(47,601,427)	(35,531,740)
Total Shareholders’ Deficiency	(6,726,819)	(5,962,724)	(12,565,013)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIENCY	$ 4,363,383	$ 3,815,797	$ 5,355,262